S&P QM-ATR
Run Date - 4/8/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
XXXXXX	XXXXXX	DROPPED		XXXX	XX	XX	Not Applicable	Not Applicable	XXXXXXX	XXXX	XXXX	XXXXX			XX/XX/XXXX					XX	Not Applicable	XX	Not Applicable
XXXXXX	XXXXXX	RPL2005		XXXX	XX	XX	Not Applicable	Not Applicable	XXXXXXX	XXXX	XXXX	XXXXX			XX/XX/XXXX					XX	Not Applicable	XX	Not Applicable